Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment, Net Estimated Useful Lives	12 Months Ended
Jun. 30, 2024
Leasehold Improvement [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvement	Shorter of the lease term or estimated economic life
Computer and Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Furniture and Mechanical Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years